S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Feb. 23, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	As of the date hereof, other than Mr. Glatt, no other person has a direct or indirect material interest in our sponsor.